Interests in Joint Ventures - Schedule of Description in Material Joint Ventures (Detail)	12 Months Ended
Dec. 31, 2023
Interests in Joint Ventures [Line Items]
Place of incorporation	E9
DHI Holdings (S) Pte Ltd. [Member]
Interests in Joint Ventures [Line Items]
Place of incorporation	U0
Percentage of ownership interest held by the Company	51.00%
Principal activity	Hotel operations, hospitality and VIP services